Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Oct. 12, 2018 USD ($) shares	Oct. 12, 2018 CNY (¥) shares	Sep. 12, 2018 USD ($) shares	Sep. 12, 2018 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Net loss					$ 1,622,518	¥ 11,295,652	¥ 9,638,979	¥ 5,021,174
Accumulated deficit					6,654,360		35,039,810		¥ 46,326,321
Net cash used in operating activities					1,252,795	8,721,706	7,911,768	4,574,719
Total shareholder's deficit									6,300,000
Working capital									4,600,000
Total cash consideration						¥ 7,000,000
Cash and cash equivalents					$ 123,939		¥ 3,133,847	¥ 7,505,954	862,839
Facility amount									¥ 1,500,000
Initial public offering (the "IPO")
Variable Interest Entity [Line Items]
Number of newly issued ordinary shares | shares			160,000,000	160,000,000
Total net proceeds public offering			$ 956,362	¥ 6,568,291
Over-Allotment Option [Member]
Variable Interest Entity [Line Items]
Number of newly issued ordinary shares | shares	24,000,000	24,000,000
Total net proceeds public offering	$ 138,982	¥ 962,746
Prime Hubs
Variable Interest Entity [Line Items]
Number of share held by variable interest entities | shares					4,250,002	4,250,002	4,250,002